CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 23,062	$ 28,133
Time deposits with original maturities over three months	19,552	19,431
Time deposit with original maturities over twelve months – current		2,761
Marketable securities	27,874	25,175
Held-to-maturity investment	11,846
Accounts receivable, less allowances for credit losses of $24 and $22 at March 31, 2025 and 2026, respectively	11,433	9,914
Inventories, net	11,750	9,462
Prepaid expenses and other current assets	1,375	1,612
Total current assets	106,892	96,488
Property, plant and equipment, net	22,326	23,385
Deferred tax assets	746	335
Total assets	129,964	120,208
Current liabilities:
Accounts payable	6,842	5,740
Accrued payroll and employee benefits	8,833	7,779
Customer deposits	2,643	2,058
Other accrued liabilities	1,016	1,014
Income taxes payable	1,029	1,126
Total current liabilities	20,363	17,717
Deferred income tax liabilities	211	371
Total liabilities	20,574	18,088
Commitments and contingencies
Shareholders’ equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2025 and 2026; 17,081,810 shares issued as of March 31, 2025 and 2026; 15,935,239 shares outstanding as of March 31, 2025 and 15,885,239 shares outstanding as of March 31,2026	53,202	53,202
Treasury stock at cost; 1,146,571 shares as of March 31, 2025 and 1,196,571 shares as of March 31, 2026	(2,990)	(2,821)
Additional paid-in capital	7,973	7,973
Accumulated other comprehensive income	5,316	5,316
Retained earnings	45,889	38,450
Total shareholders’ equity	109,390	102,120
Total liabilities and shareholders’ equity	$ 129,964	$ 120,208